PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of December 31,
	2014	2015
Vehicles	2,216,642,350	4,182,308,204
In-car equipment	22,997,471	26,640,939
Leasehold improvements	15,820,487	25,545,379
Software	10,498,693	11,835,395
Office furniture and equipment	19,882,685	27,302,112

Property and equipment subject to depreciation	2,285,841,686	4,273,632,029
Less: accumulated depreciation	(539,148,608)	(712,036,846)

Subtotal	1,746,693,078	3,561,595,183
Construction in progress	193,354,521	535,022,537

Property and equipment, net	1,940,047,599	4,096,617,720